Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
20. OTHER LONG-TERM LIABILITIES
Other long-term liabilities consist of:

	2025	2024

Long-term portion of deferred revenue	$216	$97
Long-term portion of income taxes payable	101	143
Asset retirement obligation	34	32
Long-term portion of fair value of hedges [note 23]	19	83
Other	29	41
	$399	$396